Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Purchase from a relate party
Total	$ 557,145	$ 822,209
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Purchase from a relate party
Total	280,378	593,961
Q Green Techcon Private Limited. [Member]
Purchase from a relate party
Total	$ 276,768	$ 228,248